Summary of Minimum Annual Rental Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Summary of minimum annual rental payments
2012	$ 145,491
2013	125,635
2014	111,981
2015	92,917
2016	79,859
Thereafter	$ 534,461